Contingent Consideration for Business Combination	12 Months Ended
Dec. 31, 2024
Contingent Consideration for Business Combination [Abstract]
Contingent consideration for business combination

Note 3 - Contingent consideration for business combination:

On January 26, 2022, the Company acquired 100% of the outstanding common shares of Vision (“Business Combination”) for a total consideration of $37,901.

The consideration for the Business Combination included contingent consideration (“Earn-out”) of up to €5,000. The contingent consideration was split into two payments of up to €2,500 million each, subject to Vision meeting certain annual revenues targets for the calendar years 2022 and 2023. As of the date of the acquisition, the fair value of the contingent consideration was $1,323.

Between March 2022 and July 2024 the Earn-Out Agreement was amended several times. Under the amended terms of the agreement, the Earn-Out payment was reduced to €4,250. The annual revenue targets for 2022 and 2023 were met. The Company paid in full the Earn-Out liability, $3.0 million (€2.75 million) and $1.7 million (€1.5 million) in 2024 and 2023, respectively.

The amendments were treated as post-combination events and their impact was recognized as an operating expense.